Expense Example {- Fidelity Series Small Cap Discovery Fund} - 04.30 Fidelity Series Small Cap Discovery Fund Series PRO-10 - Fidelity Series Small Cap Discovery Fund - Fidelity Series Small Cap Discovery Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none